Nature of Operations and Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation, Policy
The accompanying unaudited Consolidated Financial Statements of CCH have been prepared in accordance with GAAP for interim financial information and with Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Consolidated and Combined Financial Statements and accompanying notes included in our registration statement on Form S-4, as amended, filed with the SEC and declared effective on April 10, 2017. In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included.

Basis of Presentation

Our Consolidated and Combined Financial Statements have been prepared in accordance with GAAP. Our Consolidated Financial Statements include the accounts of the CCH and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

We have evaluated subsequent events through March 7, 2017, the date the Consolidated and Combined Financial Statements were available to be issued.

Income Tax, Policy
We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is included in the consolidated federal income tax return of Cheniere. The provision for income taxes, taxes payable and deferred income tax balances have been recorded as if we had filed all tax returns on a separate return basis (“hypothetical carve-out basis”) from Cheniere.

Income Taxes

We are a disregarded entity for federal and state income tax purposes. Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated and Combined Statements of Operations, is included in the consolidated federal income tax return of Cheniere.  The provision for income taxes, taxes payable and deferred income tax balances have been recorded as if we had filed all tax returns on a separate return basis (“hypothetical carve-out basis”) from Cheniere. Deferred tax assets and liabilities are included in our Consolidated Financial Statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. We routinely assess our deferred tax assets and reduce such assets by a valuation allowance if we deem it is more likely than not that some portion or all of the deferred tax assets will not be realized. This assessment requires significant judgment and is based upon our assessment of our ability to generate future taxable income among other factors.